Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ARK 21Shares Active Bitcoin Futures Strategy ETF (ARKA)
(the “Fund”)
a series of EA Series Trust (the “Trust”)
listed on Cboe BZX Exchange, Inc.
May 24, 2024
Supplement to the Summary Prospectus and Prospectus each dated October 31, 2023

ARK 21Shares Active Bitcoin Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARK 21Shares Active Bitcoin Futures Strategy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ARK 21Shares Active Bitcoin Futures Strategy ETF (ARKA)
(the “Fund”)
a series of EA Series Trust (the “Trust”)
listed on Cboe BZX Exchange, Inc.
May 24, 2024
Supplement to the Summary Prospectus and Prospectus each dated October 31, 2023

Expense [Heading]	rr_ExpenseHeading	Effective immediately, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section is deleted in its entirety and replaced as provided herein. The table has been updated to clarify the description of the unitary fee and reflect that Empowered Funds, LLC dba EA Advisers (the “Adviser”) has contractually agreed to waive receipts of its management fees and/or assume expenses of the Fund to the extent necessary to offset the amount of net interest expenses incurred in connection with the Fund’s investments in reverse repurchase agreements. The Fund’s net expense ratio is unchanged.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)1
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect an estimate of the net interest expenses incurred in connection with investments in reverse repurchase agreements. Previously, the Fund disclosed estimated Other Expenses as 0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	The “Example” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation agreements for the periods shown). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
ARK 21Shares Active Bitcoin Futures Strategy ETF | ARK 21Shares Active Bitcoin Futures Strategy ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARKA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 224

[1]	Empowered Funds, LLC dba EA Advisers (the “Adviser”) (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing advisory services and all expenses of the Fund, except for the fee payment under the investment advisory agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services), and other non-routine or extraordinary expenses.
[2]	The expense information in the table has been restated to reflect an estimate of the net interest expenses incurred in connection with investments in reverse repurchase agreements. Previously, the Fund disclosed estimated Other Expenses as 0.00%.
[3]	Other Expenses are estimated for the current fiscal year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
[4]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements (“Fee Waiver”). This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust. The Fee Waiver is estimated and does not reflect interest income received related to reverse repurchase agreement transactions for the current fiscal year.